Concentrations (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%		10.00%